Supplemental Cash Flow Information	12 Months Ended
Dec. 31, 2015
Supplemental Cash Flow Elements [Abstract]
Supplemental Cash Flow Information

20. Supplemental Cash Flow Information

The following provides additional information relating to cash flow activities:

	2015	2014	2013
	(In Thousands)
Cash payments (refunds) for:
Interest on long-term debt and other, net of capitalized interest	$5,389	$21,063	$429
Income taxes, net	$(5,845)	$(3,999)	$13,320

Noncash investing and financing activities:
Accounts receivable, accounts payable, other liabilities, and long-term debt associated with additions of property, plant and equipment	$65,471	$34,631	$14,374
Accounts payable, long-term debt associated with additions of capitalized internal-use software and software development	$2,242	$5,303	$4,011
Equity issuance costs, including amounts in accounts payable	$9,754	$—	$—
Dividend accrued on redeemable preferred stock	$2,287	$—	$—
Accretion of redeemable preferred stock	$686	$—	$—
Debt issuance costs incurred associated with senior secured notes, including amounts in accounts payable	$2,566	$—	$6,498
Secured term loan extinguished	$—	$—	$66,563
Prepayment premium incurred associated with secured term loan	$—	$—	$666
Debt issuance costs written off associated with secured term loan	$—	$—	$630
Insurance claims receivable associated with property, plant and equipment	$—	$—	$249